united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22956

Forefront Income Trust

(Exact name of registrant as specified in charter)

7 Times Square, 37th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Corporate Service Company

2711 Centerville Road, Suite 400 Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 03/31/15

Item 1. Reports to Stockholders.

Forefront Income Trust

Semi-Annual Report
March 31, 2015

1-844-438-3489
Distributed by Northern Lights Distributors, LLC
Member FINRA

Forefront Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

TOTAL INVESTMENT - 0.0% (Cost $0) (a)	$—
OTHER ASSETS LESS LIABILITIES - 100.0%	248,332
NET ASSETS - 100.0%	$248,332

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$—

See accompanying notes to financial statements.

FOREFRONT INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

ASSETS
Cash	$247,876
Prepaid expenses and other assets	71,174
TOTAL ASSETS	319,050

LIABILITIES
Accrued expenses and other liabilities	70,718
TOTAL LIABILITIES	70,718
NET ASSETS	$248,332

Net Assets Consist Of:
Paid in capital	$248,954
Accumulated net investment loss	(622)
NET ASSETS	$248,332

Net Asset Value Per Share:
Class A Shares:
Net Assets	$248,332
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized, $0.01 par value)	24,928
Net asset value (Net Assets ÷ Shares Outstanding)	$9.96
Maximum offering price per share (maximum sales charge of 3.00%)	$10.27

See accompanying notes to financial statements.

FOREFRONT INCOME TRUST
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2015 *

INVESTMENT INCOME	—

EXPENSES
Professional fees	$12,584
Administrative services fees	12,151
Organizational expense	11,798
Trustees fees and expenses	10,224
Compliance officer fees	8,938
Offering costs	6,014
Transfer agent fees	5,073
Insurance expense	3,488
Printing and postage expenses	3,146
Registration fees	3,082
Custodian fees	1,309
Shareholder servicing fees	87
Other expenses	472
TOTAL EXPENSES	78,366

Less: Fees waived by the Advisor	(77,744)

NET EXPENSES	622
NET INVESTMENT LOSS	(622)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(622)

* Forefront Income Trust commenced operations on December 31, 2014.

See accompanying notes to financial statements.

FOREFRONT INCOME TRUST
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
March 31,
2015 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(622)
Net decrease in net assets resulting from operations	(622)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold: (24,928 shares)	148,954
TOTAL DECREASE IN NET ASSETS	(622)

NET ASSETS
Beginning of Period	100,000
End of Period*	$248,332
*Includes net investment loss of:	$(622)

(a) Forefront Income Trust commenced operations on December 31, 2014.

See accompanying notes to financial statements.

FOREFRONT INCOME TRUST
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	March 31,
	2015
Class A Shares	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized
gain on investments	—
Total from investment operations	(0.04)

Net asset value, end of period	$9.96

Total return (3)(6)	-0.40%
Net assets, at end of period (000s)	$248

Ratio of gross expenses to average
net assets (4)	216.60	% (5)
Ratio of net expenses to average
net assets	1.75	% (5)
Ratio of net investment loss
to average net assets	(1.75	)% (5)
Portfolio Turnover Rate	0	% (6)
(1)	The Forefront Income Trust’s shares commenced operations on December 31, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized.
(6)	Not annualized.

See accompanying notes to financial statements.

Forefront Income Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1. ORGANIZATION

Forefront Income Trust (the “Trust” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Trust engages in a continuous offering of shares and operates as an interval fund that will offer to make quarterly repurchases of shares at net asset value. The Trust’s investment adviser is Forefront Capital Advisors, LLC (the “Advisor”).

The investment objective is to seek current income, primarily by investing in fixed income securities. The Trust’s investment objective is not fundamental and can be changed by the Board without shareholder approval. There can be no assurance that the Trust will achieve its investment objective.

The Trust was organized as a statutory trust on March 11, 2014 under the laws of the State of Delaware. The Trust has an unlimited number of shares of beneficial interest, $0.01 par value, authorized. The Trust’s shares are offered subject to a sales charge of 3.00% of the offering price.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation –
Valuation of Securities For Which Independent Pricing Sources Are Not Available

Interests in certain loans and other fixed-income securities, including certain senior loans, held by the Trust will not be priced by an independent pricing source or pricing model. Such loans will be valued by the Advisor according to a fair value process that incorporates the fair value measurement standards incorporated in FASB Topic 820, in addition to other factors. “Fair value” is generally understood to mean the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date or exit date or, according to the SEC staff, the “amount that an arm’s length buyer, under the circumstances, would pay for the security.” Fair value is a market-based measurement and it measures the assumptions that market participants would use when pricing an asset or liability, including assumptions about risk. These assumptions generally are known as inputs. Observable Inputs are inputs that are based on market data such as publicly available information about actual events or transactions and that reflect assumptions that market participants would use when pricing an asset. Unobservable Inputs are those for which market data are not available and that are developed using the best information available about the assumptions that market participants would use when pricing the asset.

Forefront Income Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

Loans and other securities held by the Trust which do not trade in any market, which are not priced by an independent pricing source or pricing model or which are deemed to be illiquid will be fair valued by the Advisor based on Observable and/or Unobservable Inputs.

Valuation of Securities For Which Independent Pricing Sources Are Available

Fixed-income securities whose primary market is on an exchange will be valued based on their exchange trading price as equity securities as set forth below. Certain fixed-income securities will be valued based on the mean of the bid and asked prices (or a yield equivalent thereof) obtained from independent market makers or brokers (“Independent Pricing Source”). Where possible, more than one market maker or broker may be used. Certain securities may be valued by an outside pricing service that employs a pricing model (“Pricing Model”) that takes into account bids, yield spreads, and/or other market data and specific security characteristics (e.g.; credit quality, maturity and coupon rate).

Fixed-income securities which are priced by an Independent Pricing Source or valued by a Pricing Model but where such prices or values are deemed unreliable or not reflective of fair value by the Valuation Committee, or where a price or value may not be available at a given point in time, will be fair valued pursuant to the valuation procedures discussed under the preceding sub-heading.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Forefront Income Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Total	$—	$—	$—	$—

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as

Forefront Income Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The Trust will not pay the Advisor a fixed management fee. Instead, the Trust will pay the Advisor an Advisory Fee, annually in arrears for the previous Fiscal Year after the close of such Fiscal Year and in the first quarter following the close of such Fiscal Year, subject to the Trust having achieved an increase in its pre-Advisory Fee net investment income for that previous Fiscal Year of 8.00% (in other words, subject to the Trust having achieved an 8.00% pre-Advisory Fee net return for its shareholders for that previous Fiscal Year). The Trust refers to this 8.00% amount as the Hurdle. The Advisor will receive no compensation until after the Hurdle is passed. Thereafter, the Advisory Fee will be charged, and will be equal to (i) 80% of the portion (if any) of the Trust’s Pre-Advisory Fee Net Investment Income (as defined below) that exceeds the 8.00% Hurdle but is less than or equal to an 18.00% return, plus (ii) 20% of the portion (if any) of the Trust’s Pre-Advisory Fee Net Investment Income that exceeds an 18.00% return. For purposes of calculating the Advisory Fee, “Pre-Advisory Fee Net Investment Income” shall mean, with respect to any Fiscal Year, interest income, dividend income and any other income including (i) any fees such as commitment and origination fees received by the Trust; (ii) any structuring, diligence, consulting and any other fees received by the Trust, or by the Advisor and accruing to the Trust, in connection with a Trust investment; and (iii) any income received from investments with a deferred interest feature (such as original interest discount, pay in kind interest and zero coupon securities), less other expenses. Pre-Advisory Fee Net Investment Income does not include any realized or unrealized capital gains. For the purposes of calculating Pre-Advisory Fee Net Investment Income, neither the liquidation preference of any preferred shares issued by the Trust nor the aggregate amount of any borrowings for investment purposes will be deducted from the Trust’s total assets. Pre-Advisory Fee Net Investment Income includes accrued income that we have not yet received in cash, such as the amount of any market discount we may accrue on debt instruments we purchase below par value.

The Advisor has entered into an Expenses Limitation Agreement (the “Limitation Agreement”) with the Trust, in which the Advisor has contractually agreed to reduce its fees, absorb expenses of the

Forefront Income Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

Trust or both, in order to ensure that the Trust’s expenses (excluding the Advisory Fee) will not exceed the annual rate of 1.75% of the Trust’s net assets attributable to Shares. The Limitation Agreement will allow the Advisor to receive reimbursement of any excess expense payments made by it on a rolling three-year basis, if such reimbursement can be achieved within the 1.75% expense ratio. The Limitation Agreement shall remain in effect until at least two years from the commencement of Trust operations (unless terminated by, or with the consent of, the Trustees of the Trust or in the event the Investment Advisory Agreement is terminated), and shall continue in effect for successive twelve-month periods, provided that such each continuance is specifically approved at least annually by a majority of the Trustees of the Trust.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets for such services. For the period ended March 31, 2015, the Fund incurred $87 in shareholder servicing fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended March 31, 2015, the Distributor received $0 in underwriting commissions for sales of the Fund’s shares, of which $0 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distrubutor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Forefront Income Trust
EXPENSE EXAMPLES (Unaudited)
March 31, 2015

As a shareholder of Forefront Income Trust, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. ]

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/15	3/31/15	1/1/15 – 3/31/15	1/1/15 – 3/31/15
Actual – Forefront Income Trust	$1,000.00	$1,000.00	$4.32	1.75%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 – 3/31/15
Hypothetical – Forefront Income Trust	$1,000.00	$1,016.29	$8.85	1.75%
(5% return before expenses)

*”Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (90) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).
** Annualized.

FOREFRONT INCOME TRUST

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2015

Approval of Investment Advisory and Sub-Advisory Agreement

At the Organizational Meeting held August 20, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Forefront Income Trust (the “Trust” or the “Fund”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of the investment management agreement (the “Advisory Agreement”) between Forefront Capital Advisors, LLC (the “Advisor”) and the Trust. In connection with the Board’s consideration of the Advisory Agreement, the Advisor provided the Board with its ADV and other written materials regarding the: (a) experience and abilities of investment personnel to have oversight of Fund; (b) operations and financial condition; (c) benefits to be to be realized from its relationship with the Fund; (d) level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) Fund’s overall fees and operating expenses compared with similar mutual funds; (f) level of profitability from its fund-related operations; and (g) compliance polices procedures and systems (including those for personal transactions).

In considering the Advisory Agreement, the Trustees did not identify any single factor as controlling, but rather considered these factors collectively in light of surrounding circumstances. Further, each Trustee may have afforded a different weight to different factors. Matters considered by the Trustees in connection with the Board’s approval of the Advisory Agreement included the following:

The Nature, Extent, and Quality of the Service. The Trustees considered various aspects of the nature, extent and quality of the services to be provided by the Advisor to the Fund and reviewed materials, including the Advisor’s ADV, provided by Advisor and related to the proposed Management Agreement between the Advisor and the Trust. The Trustees considered the depth and experience of the Advisor’s personnel that will have compliance and investment management responsibilities to the Fund, noting the Advisor’s commitment to hire additional staff, as needed, to support the Fund. The Trustees next considered the description of monitoring compliance services to be provided to the Fund, noting that the Advisor has not experienced any material compliance issues within the last year, and determined that such practices were adequate. The Board, including the Independent Trustees, then concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided, in light of all circumstances, was satisfactory and adequate for the Fund.

The Costs of Services and Expected Profitability. As to the costs of the services to be provided and profits to be realized by the Adviser, the Board discussed the comparison of the proposed management fees and total operating expense data compared to those of a peer group comprised of funds selected by the Advisor that may be considered similar, and determined that the fees were reasonable. The Trustees further considered that the Adviser proposed to enter into an expense limitation agreement with the Trust to limit the Trust’s expense ratio for a one-year period beginning with the Trust’s commencement of operations to 1.75% of the Trust’s average daily net assets. After further discussion, the Board concluded, that the costs of services to be provided to the Fund and the expected profits to be realized by the Advisor from its relationship with the Fund, were reasonable and adequate.

Economies of Scale. The Board, including the Independent Trustees reviewed and considered a profitability analysis and selected financial information from the Advisor, including its proposed breakpoints. The Board concluded, in light of all the facts and circumstances, that the total expense ratios

12

FOREFRONT INCOME TRUST

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2015

were satisfactory and adequate to reflect economies of scale for the benefit of the Fund’s shareholders if the Fund grows. The Trustees noted that the Board would revisit whether economies of scale exist in the future once the Fund achieves sufficient growth and scale.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement for an initial two- year term is in the best interests of the Trust and its future shareholders.

13

Privacy Policy

The Trust comes into possession of nonpublic personal information about shareholders from the information it receives in subscription agreements and information relating to shareholders transactions.

The Trust’s privacy policy set forth below applies to the nonpublic personal information of individual investors, shareholders, prospective investors and former investors in the Trust (“Nonpublic Personal Information”). These policies apply to individuals only, and are subject to change.

The Trust does not disclose any Nonpublic Personal Information to anyone other than (i) Trust employees and service providers as necessary, (ii) the Distributor, in order to determine the shareholder’s eligibility for services offered by the Distributor or its affiliates and (iii) as compelled or permitted by law or in response to inquiries from governmental authorities. It may also be necessary under anti-money laundering and similar laws to disclose information about shareholders in order to accept subscriptions from them.

A shareholder may limit the extent to which the Trust shares the shareholder’s Nonpublic Personal Information with the Distributor by calling, toll free, 1-844-GET-FITX (1-844-438-3489). However, the Trust may still share such information with its service providers as necessary to service such shareholder’s investment or under other circumstances permitted by law. The Distributor may also market investment services to a shareholder where it has its own relationship with the shareholder. Once a shareholder has informed the Trust about his or her privacy preferences, they will remain in effect until the shareholder notifies the Trust otherwise.

Except as otherwise expressly provided above, the Trust restricts access to Nonpublic Personal Information to its employees and service providers who need to know the information to enable the Trust to serve its shareholders. The Trust and its service providers maintain physical, electronic and procedural safeguards to guard Nonpublic Personal Information.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7935.

INVESTMENT ADVISOR
Forefront Capital Advisors, LLC
7 Times Square, 37th Floor
New York, NY 10036

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forefront Income Trust

By (Signature and Title)

/s/ Bradley Reifler

Bradley Reifler, Principal Executive Officer/President

Date 6/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bradley Reifler

Bradley Reifler, Principal Executive Officer/President

Date 6/11/15

By (Signature and Title)

*/s/ David Wasitowski

David Wasitowski, Principal Financial Officer/Treasurer

Date 6/11/15